iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .7%
Axon Enterprise, Inc.
(a)
..................... 242,180 $ 62,562,359
Boeing Co. (The)
(a) (b)
....................... 261,116 68,062,497
BWX Technologies, Inc. .................... 53,287 4,088,712
HEICO Corp. ........................... 139,833 25,011,929
HEICO Corp. , Class A ...................... 251,385 35,807,279
Lockheed Martin Corp. ..................... 762,792 345,727,846
Northrop Grumman Corp. ................... 27,832 13,029,272
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 36,762 1,168,296
TransDigm Group, Inc. ..................... 30,823 31,180,547
586,638,737
a
Air Freight & Logistics  —  0 .2%
CH Robinson Worldwide, Inc. ................ 307,990 26,607,256
Expeditors International of Washington, Inc.
(b)
...... 70,818 9,008,049
United Parcel Service, Inc. , Class B ............ 690,716 108,601,277
144,216,582
a
Automobiles  —  2 .9%
Tesla, Inc.
(a) (b)
........................... 9,500,930 2,360,791,086
a
Banks  —  0 .1%
First Citizens BancShares, Inc. , Class A .......... 4,082 5,792,236
NU Holdings, Ltd. , Class A
(a)
................. 5,510,225 45,900,174
51,692,410
a
Beverages  —  1 .5%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 29,890 10,329,685
Brown-Forman Corp. , Class A
(b)
............... 132,634 7,903,660
Brown-Forman Corp. , Class B , NVS ............ 501,611 28,641,988
Celsius Holdings, Inc.
(a) (b)
.................... 491,368 26,789,384
Coca-Cola Co. (The) ...................... 6,651,890 391,995,878
Constellation Brands, Inc. , Class A ............. 55,091 13,318,249
Monster Beverage Corp.
(a) (b)
.................. 2,561,035 147,541,226
PepsiCo, Inc. ........................... 3,277,950 556,727,028
1,183,247,098
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 6,076,473 941,671,021
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 342,037 65,469,302
Amgen, Inc. ............................ 1,250,814 360,259,448
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 347,591 20,806,797
BioMarin Pharmaceutical, Inc.
(a)
............... 75,356 7,265,825
Exact Sciences Corp.
(a) (b)
.................... 211,366 15,636,857
Exelixis, Inc.
(a)
........................... 807,504 19,372,021
Incyte Corp.
(a)
........................... 467,614 29,361,483
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 418,323 21,162,961
Karuna Therapeutics, Inc.
(a)
.................. 109,411 34,629,676
Natera, Inc.
(a)
........................... 369,472 23,143,726
Neurocrine Biosciences, Inc.
(a)
................ 331,507 43,679,362
Regeneron Pharmaceuticals, Inc.
(a)
............. 24,220 21,272,184
Roivant Sciences, Ltd.
(a) (b)
................... 1,157,928 13,003,531
Sarepta Therapeutics, Inc.
(a) (b)
................ 306,962 29,600,346
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 270,291 12,925,316
Vertex Pharmaceuticals, Inc.
(a)
................ 811,634 330,245,758
1,989,505,614
a
Broadline Retail  —  5 .9%
Amazon.com, Inc.
(a)
....................... 31,023,688 4,713,739,155
Coupang, Inc.
(a) (b)
......................... 3,770,129 61,038,388
eBay, Inc. .............................. 113,102 4,933,509
Etsy, Inc.
(a) (b)
............................ 234,973 19,044,562
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 67,577 5,128,419
4,803,884,033
a
Security Shares Value
a
Building Products  —  0 .2%
A O Smith Corp. ......................... 44,739 $ 3,688,283
Advanced Drainage Systems, Inc.
(b)
............ 233,224 32,800,623
Allegion PLC ............................ 278,741 35,313,697
Armstrong World Industries, Inc. ............... 44,541 4,379,271
Trane Technologies PLC .................... 231,206 56,391,144
Trex Co., Inc.
(a) (b)
......................... 372,459 30,835,881
163,408,899
a
Capital Markets  —  1 .3%
Ameriprise Financial, Inc. ................... 353,134 134,130,887
Ares Management Corp. , Class A .............. 561,883 66,819,126
Blackstone, Inc. , NVS ...................... 2,453,548 321,218,504
Blue Owl Capital, Inc. , Class A ................ 227,115 3,384,014
FactSet Research Systems, Inc. ............... 132,029 62,984,435
Houlihan Lokey, Inc. , Class A ................. 12,485 1,497,076
KKR & Co., Inc. .......................... 561,725 46,538,916
LPL Financial Holdings, Inc.
(b)
................ 259,287 59,018,907
MarketAxess Holdings, Inc. .................. 127,319 37,285,369
Moody's Corp. ........................... 498,226 194,587,147
Morningstar, Inc. ......................... 88,378 25,297,319
MSCI, Inc. , Class A ....................... 132,152 74,751,779
S&P Global, Inc. ......................... 91,513 40,313,307
TPG, Inc. , Class A ........................ 63,518 2,742,072
Tradeweb Markets, Inc. , Class A ............... 135,832 12,344,412
XP, Inc. , Class A ......................... 93,977 2,449,980
1,085,363,250
a
Chemicals  —  0 .6%
Axalta Coating Systems Ltd.
(a)
................ 80,769 2,743,723
Ecolab, Inc. ............................ 665,334 131,968,999
FMC Corp. ............................. 63,528 4,005,440
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 431,753 729,663
Linde PLC ............................. 157,992 64,888,894
PPG Industries, Inc. ....................... 202,578 30,295,540
RPM International, Inc. ..................... 82,805 9,243,522
Scotts Miracle-Gro Co. (The) , Class A ........... 140,815 8,976,956
Sherwin-Williams Co. (The) .................. 682,091 212,744,183
465,596,920
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 265,396 159,943,553
Copart, Inc.
(a) (b)
.......................... 2,952,907 144,692,443
MSA Safety, Inc. ......................... 21,254 3,588,313
RB Global, Inc.
(b)
......................... 477,428 31,935,159
Rollins, Inc. ............................. 878,277 38,354,357
Tetra Tech, Inc. .......................... 32,710 5,460,280
Waste Management, Inc. .................... 1,258,753 225,442,662
609,416,767
a
Communications Equipment  —  0 .5%
Arista Networks, Inc.
(a)
..................... 863,147 203,279,750
Motorola Solutions, Inc. .................... 523,207 163,810,879
Ubiquiti, Inc. ............................ 11,921 1,663,695
368,754,324
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc. ....................... 55,294 11,911,986
Quanta Services, Inc.
(b)
..................... 130,035 28,061,553
Valmont Industries, Inc. ..................... 4,693 1,095,863
WillScot Mobile Mini Holdings Corp. , Class A
(a) (b)
.... 169,020 7,521,390
48,590,792
a

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 78,927 $ 16,009,553
Vulcan Materials Co.
(b)
..................... 100,392 22,789,988
38,799,541
a
Consumer Finance  —  0 .2%
American Express Co. ..................... 655,147 122,735,239
SLM Corp. ............................. 302,662 5,786,897
128,522,136
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 122,284 2,812,532
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 156,997 10,465,420
Casey's General Stores, Inc. ................. 18,221 5,006,038
Costco Wholesale Corp. .................... 1,525,577 1,007,002,866
Dollar General Corp. ...................... 754,019 102,508,883
Maplebear, Inc.
(a) (b)
........................ 49,930 1,171,857
Performance Food Group Co.
(a)
............... 245,772 16,995,134
Sysco Corp. ............................ 1,746,741 127,739,169
Target Corp. ............................ 1,583,666 225,545,712
1,499,247,611
a
Containers & Packaging  —  0 .1%
Ardagh Metal Packaging SA ................. 454,954 1,747,023
Avery Dennison Corp. ...................... 90,683 18,332,475
Graphic Packaging Holding Co. ............... 555,749 13,699,213
Sealed Air Corp. ......................... 269,907 9,857,004
43,635,715
a
Distributors  —  0 .1%
Pool Corp. ............................. 130,420 51,999,758
a
Diversified Consumer Services  —  0 .0%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 24,421 2,301,435
Grand Canyon Education, Inc.
(a)
............... 28,693 3,788,624
H&R Block, Inc. .......................... 335,620 16,233,939
Service Corp. International .................. 184,736 12,645,179
34,969,177
a
Diversified Telecommunication Services  —  0 .0%
Iridium Communications, Inc. ................. 398,218 16,390,653
a
Electrical Equipment  —  0 .2%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 1,022,348 2,392,294
Hubbell, Inc. ............................ 83,996 27,628,804
Rockwell Automation, Inc. ................... 395,441 122,776,522
Vertiv Holdings Co. , Class A ................. 86,181 4,139,274
156,936,894
a
Electronic Equipment, Instruments & Components  —  0 .3%
Amphenol Corp. , Class A ................... 1,009,455 100,067,274
CDW Corp. ............................. 436,720 99,275,190
Jabil, Inc. .............................. 273,768 34,878,043
Keysight Technologies, Inc.
(a)
................. 156,406 24,882,631
Vontier Corp. ............................ 179,389 6,197,890
Zebra Technologies Corp. , Class A
(a) (b)
........... 31,469 8,601,422
273,902,450
a
Energy Equipment & Services  —  0 .0%
Halliburton Co. .......................... 622,136 22,490,216
a
Entertainment  —  1 .1%
Liberty Broadband Corp. , Class C , NVS
(a)
........ 82,205 6,624,901
Live Nation Entertainment, Inc.
(a)
.............. 120,611 11,289,190
Netflix, Inc.
(a)
............................ 1,486,654 723,822,099
Playtika Holding Corp.
(a) (b)
................... 68,241 595,061
ROBLOX Corp. , Class A
(a) (b)
.................. 1,597,533 73,039,209
Roku, Inc. , Class A
(a)
...................... 52,198 4,784,469
Security Shares Value
a
Entertainment (continued)
Spotify Technology SA
(a)
.................... 482,414 $ 90,650,415
TKO Group Holdings, Inc. , Class A ............. 208,821 17,035,617
927,840,961
a
Financial Services  —  4 .1%
Apollo Global Management, Inc. ............... 1,795,538 167,326,186
Block, Inc. , Class A
(a) (b)
..................... 693,494 53,641,761
Equitable Holdings, Inc. .................... 1,184,291 39,436,890
Euronet Worldwide, Inc.
(a)
................... 80,518 8,171,772
Fiserv, Inc.
(a)
............................ 564,025 74,925,081
FleetCor Technologies, Inc.
(a) (b)
................ 229,998 64,999,735
Jack Henry & Associates, Inc. ................ 78,742 12,867,230
Mastercard, Inc. , Class A .................... 2,859,022 1,219,401,473
PayPal Holdings, Inc.
(a)
..................... 3,425,198 210,341,409
Rocket Companies, Inc. , Class A
(a) (b)
............ 152,949 2,214,702
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 185,360 13,779,662
Toast, Inc. , Class A
(a) (b)
..................... 1,221,137 22,297,962
UWM Holdings Corp. , Class A ................ 113,343 810,402
Visa, Inc. , Class A ........................ 5,492,747 1,430,036,682
Western Union Co. (The) ................... 176,630 2,105,430
WEX, Inc.
(a) (b)
............................ 66,733 12,982,905
3,335,339,282
a
Food Products  —  0 .2%
Freshpet, Inc.
(a)
.......................... 42,848 3,717,492
Hershey Co. (The) ........................ 382,831 71,375,012
Lamb Weston Holdings, Inc. ................. 472,075 51,026,587
126,119,091
a
Ground Transportation  —  1 .1%
Avis Budget Group, Inc. .................... 23,894 4,235,451
CSX Corp. ............................. 760,428 26,364,039
JB Hunt Transport Services, Inc. .............. 55,284 11,042,426
Landstar System, Inc. ...................... 97,099 18,803,221
Lyft, Inc. , Class A
(a)
........................ 1,180,427 17,694,601
Old Dominion Freight Line, Inc.
(b)
.............. 316,061 128,109,005
Saia, Inc.
(a) (b)
............................ 9,993 4,379,133
Uber Technologies, Inc.
(a)
................... 6,776,213 417,211,434
U-Haul Holding Co.
(a)
...................... 11,716 841,209
U-Haul Holding Co. , Series N , NVS
(b)
........... 131,692 9,276,384
Union Pacific Corp. ....................... 898,339 220,650,025
858,606,928
a
Health Care Equipment & Supplies  —  1 .6%
Abbott Laboratories ....................... 374,453 41,216,042
Align Technology, Inc.
(a)
..................... 262,935 72,044,190
Dexcom, Inc.
(a)
.......................... 1,331,131 165,180,046
Edwards Lifesciences Corp.
(a) (b)
............... 2,072,715 158,044,519
GE HealthCare Technologies, Inc.
(b)
............ 101,205 7,825,171
Globus Medical, Inc. , Class A
(a) (b)
.............. 114,904 6,123,234
IDEXX Laboratories, Inc.
(a)
................... 283,420 157,312,271
Inspire Medical Systems, Inc.
(a) (b)
.............. 99,159 20,171,915
Insulet Corp.
(a)
........................... 238,456 51,740,183
Intuitive Surgical, Inc.
(a)
..................... 1,202,579 405,702,051
Masimo Corp.
(a) (b)
......................... 147,591 17,299,141
Novocure Ltd.
(a)
.......................... 357,894 5,343,357
Penumbra, Inc.
(a) (b)
........................ 124,541 31,327,043
ResMed, Inc. ........................... 499,644 85,948,761
Shockwave Medical, Inc.
(a)
................... 124,801 23,782,079
Stryker Corp. ........................... 310,693 93,040,126
Tandem Diabetes Care, Inc.
(a) (b)
............... 29,505 872,758
1,342,972,887
a
Health Care Providers & Services  —  2 .4%
agilon health, Inc.
(a) (b)
...................... 886,765 11,128,901
Cardinal Health, Inc. ....................... 434,604 43,808,083

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Cencora, Inc. ........................... 556,261 $ 114,244,884
Chemed Corp. ........................... 35,871 20,975,567
Cigna Group (The) ........................ 74,515 22,313,517
DaVita, Inc.
(a) (b)
.......................... 184,445 19,322,458
Elevance Health, Inc. ...................... 108,558 51,191,611
Encompass Health Corp. ................... 22,858 1,525,086
HCA Healthcare, Inc. ...................... 141,725 38,362,123
Humana, Inc. ........................... 186,668 85,458,477
McKesson Corp.
(b)
........................ 177,837 82,334,974
Molina Healthcare, Inc.
(a) (b)
................... 107,884 38,979,568
UnitedHealth Group, Inc. .................... 2,691,873 1,417,190,378
1,946,835,627
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 147,399 2,592,748
Doximity, Inc. , Class A
(a) (b)
................... 176,126 4,938,573
Veeva Systems, Inc. , Class A
(a)
............... 498,371 95,946,385
103,477,706
a
Hotels, Restaurants & Leisure  —  2 .9%
Airbnb, Inc. , Class A
(a)
...................... 1,395,481 189,980,783
Booking Holdings, Inc.
(a) (b)
................... 122,871 435,850,469
Caesars Entertainment, Inc.
(a) (b)
............... 286,990 13,454,091
Cava Group, Inc.
(a) (b)
....................... 42,790 1,839,114
Chipotle Mexican Grill, Inc.
(a)
................. 94,578 216,296,103
Choice Hotels International, Inc.
(b)
.............. 103,757 11,755,668
Churchill Downs, Inc.
(b)
..................... 244,572 33,000,100
Darden Restaurants, Inc. ................... 193,733 31,830,332
Domino's Pizza, Inc. ....................... 121,223 49,971,757
DoorDash, Inc. , Class A
(a)
................... 824,355 81,520,466
DraftKings, Inc. , Class A
(a)
................... 1,433,198 50,520,230
Expedia Group, Inc.
(a)
...................... 346,276 52,561,234
Hilton Worldwide Holdings, Inc. ............... 392,709 71,508,382
Las Vegas Sands Corp. .................... 1,182,363 58,184,083
Marriott International, Inc. , Class A ............. 838,729 189,141,777
McDonald's Corp. ........................ 1,037,147 307,524,457
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 347,482 6,963,539
Planet Fitness, Inc. , Class A
(a)
................ 138,756 10,129,188
Royal Caribbean Cruises Ltd.
(a)
............... 242,176 31,359,370
Starbucks Corp. .......................... 3,884,804 372,980,032
Texas Roadhouse, Inc. ..................... 229,883 28,098,599
Travel + Leisure Co. ....................... 114,650 4,481,668
Vail Resorts, Inc. ......................... 12,630 2,696,126
Wendy's Co. (The) ........................ 591,199 11,516,557
Wingstop, Inc. ........................... 103,008 26,429,793
Wyndham Hotels & Resorts, Inc. .............. 20,403 1,640,605
Wynn Resorts Ltd. ........................ 21,614 1,969,252
Yum! Brands, Inc. ........................ 847,238 110,700,117
2,403,903,892
a
Household Durables  —  0 .0%
NVR, Inc.
(a)
............................. 897 6,279,404
Tempur Sealy International, Inc. ............... 115,465 5,885,251
TopBuild Corp.
(a) (b)
........................ 6,967 2,607,469
14,772,124
a
Household Products  —  0 .6%
Church & Dwight Co., Inc. ................... 753,188 71,221,457
Clorox Co. (The) ......................... 425,543 60,678,176
Kimberly-Clark Corp. ...................... 1,091,258 132,598,760
Procter & Gamble Co. (The) ................. 1,524,064 223,336,339
487,834,732
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,403,757 $ 27,022,322
Vistra Corp. ............................ 366,491 14,117,234
41,139,556
a
Industrial Conglomerates  —  0 .1%
Honeywell International, Inc. ................. 295,742 62,020,055
a
Insurance  —  0 .8%
Arch Capital Group Ltd.
(a)
................... 172,142 12,784,986
Arthur J Gallagher & Co. .................... 40,602 9,130,578
Brighthouse Financial, Inc.
(a)
................. 23,132 1,224,145
Brown & Brown, Inc. ....................... 318,290 22,633,602
Everest Group Ltd. ........................ 20,102 7,107,665
Kinsale Capital Group, Inc.
(b)
................. 74,976 25,110,212
Lincoln National Corp. ..................... 50,906 1,372,935
Marsh & McLennan Companies, Inc. ............ 1,365,115 258,648,339
Primerica, Inc. ........................... 80,330 16,528,701
Progressive Corp. (The) .................... 1,507,207 240,067,931
RenaissanceRe Holdings Ltd. ................ 45,420 8,902,320
RLI Corp. .............................. 30,389 4,045,384
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 326,159 14,031,360
Willis Towers Watson PLC ................... 44,483 10,729,300
632,317,458
a
Interactive Media & Services  —  9 .9%
Alphabet, Inc. , Class A
(a)
.................... 20,462,769 2,858,444,202
Alphabet, Inc. , Class C , NVS
(a)
................ 17,283,729 2,435,795,928
Match Group, Inc.
(a)
....................... 862,474 31,480,301
Meta Platforms, Inc. , Class A
(a)
................ 7,616,501 2,695,936,694
Pinterest, Inc. , Class A
(a)
.................... 2,032,664 75,289,874
ZoomInfo Technologies, Inc.
(a)
................ 550,227 10,173,697
8,107,120,696
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 2,175,733 763,486,467
Cloudflare, Inc. , Class A
(a) (b)
.................. 1,000,040 83,263,330
EPAM Systems, Inc.
(a)
...................... 191,412 56,914,444
Gartner, Inc.
(a)
........................... 264,143 119,157,549
Globant SA
(a) (b)
.......................... 141,797 33,744,850
GoDaddy, Inc. , Class A
(a)
.................... 306,080 32,493,453
MongoDB, Inc. , Class A
(a) (b)
.................. 230,242 94,134,442
Okta, Inc. , Class A
(a) (b)
...................... 32,782 2,967,754
Snowflake, Inc. , Class A
(a)
................... 1,082,183 215,354,417
Twilio, Inc. , Class A
(a)
...................... 95,366 7,235,418
VeriSign, Inc.
(a)
.......................... 16,363 3,370,124
1,412,122,248
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 19,429 1,879,756
Peloton Interactive, Inc. , Class A
(a) (b)
............ 1,154,821 7,032,860
Polaris, Inc. ............................. 16,182 1,533,568
YETI Holdings, Inc.
(a) (b)
..................... 296,076 15,330,815
25,776,999
a
Life Sciences Tools & Services  —  1 .3%
10X Genomics, Inc. , Class A
(a) (b)
............... 313,171 17,525,049
Agilent Technologies, Inc. ................... 823,084 114,433,369
Bio-Techne Corp. ......................... 503,603 38,858,007
Bruker Corp. ............................ 365,480 26,855,470
ICON PLC
(a)
............................ 41,498 11,746,839
Illumina, Inc.
(a)
........................... 160,858 22,397,868
IQVIA Holdings, Inc.
(a) (b)
..................... 580,500 134,316,090
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 216,937 1,420,937
Medpace Holdings, Inc.
(a) (b)
.................. 79,528 24,377,718
Mettler-Toledo International, Inc.
(a) (b)
............ 74,956 90,918,630
Repligen Corp.
(a) (b)
........................ 83,812 15,069,398

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Life Sciences Tools & Services (continued)
Sotera Health Co.
(a) (b)
...................... 236,815 $ 3,990,333
Thermo Fisher Scientific, Inc. ................. 818,314 434,352,888
Waters Corp.
(a) (b)
......................... 201,479 66,332,931
West Pharmaceutical Services, Inc. ............ 254,656 89,669,471
1,092,264,998
a
Machinery  —  1 .3%
Allison Transmission Holdings, Inc. ............. 30,139 1,752,583
Caterpillar, Inc. .......................... 1,317,669 389,595,193
Deere & Co. ............................ 853,317 341,215,869
Donaldson Co., Inc. ....................... 171,455 11,204,584
Graco, Inc. ............................. 235,547 20,436,058
IDEX Corp. ............................. 20,921 4,542,158
Illinois Tool Works, Inc. ..................... 840,010 220,032,219
Lincoln Electric Holdings, Inc. ................ 179,147 38,957,307
Otis Worldwide Corp. ...................... 83,175 7,441,667
Toro Co. (The) ........................... 358,086 34,372,675
Xylem, Inc. ............................. 96,343 11,017,786
1,080,568,099
a
Media  —  0 .3%
Cable One, Inc. .......................... 1,337 744,161
Charter Communications, Inc. , Class A
(a) (b)
........ 346,664 134,741,364
Liberty Broadband Corp. , Class A
(a) (b)
............ 11,611 936,311
Nexstar Media Group, Inc. ................... 39,957 6,263,260
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,516,591 109,133,888
251,818,984
a
Metals & Mining  —  0 .0%
Southern Copper Corp. ..................... 291,010 25,047,231
a
Oil, Gas & Consumable Fuels  —  0 .5%
Antero Midstream Corp. .................... 386,359 4,841,078
APA Corp. ............................. 943,339 33,847,003
Cheniere Energy, Inc. ...................... 824,719 140,787,781
Hess Corp. ............................. 533,717 76,940,643
New Fortress Energy, Inc. , Class A
(b)
............ 220,937 8,335,953
ONEOK, Inc. ............................ 110,113 7,732,135
Ovintiv, Inc. ............................. 389,126 17,090,414
Targa Resources Corp. ..................... 767,005 66,629,724
Texas Pacific Land Corp. .................... 21,215 33,359,527
389,564,258
a
Passenger Airlines  —  0 .0%
American Airlines Group, Inc.
(a)
................ 822,122 11,295,956
Delta Air Lines, Inc. ....................... 111,759 4,496,065
15,792,021
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 248,329 36,318,116
Kenvue, Inc. ............................ 2,024,404 43,585,418
79,903,534
a
Pharmaceuticals  —  2 .7%
Eli Lilly & Co. ........................... 2,914,080 1,698,675,513
Jazz Pharmaceuticals PLC
(a)
................. 107,881 13,269,363
Merck & Co., Inc. ......................... 1,609,344 175,450,683
Zoetis, Inc. , Class A ....................... 1,593,713 314,551,135
2,201,946,694
a
Professional Services  —  1 .0%
Automatic Data Processing, Inc. ............... 1,221,855 284,655,559
Booz Allen Hamilton Holding Corp. , Class A ....... 446,075 57,057,453
Broadridge Financial Solutions, Inc. ............ 337,153 69,369,230
Ceridian HCM Holding, Inc.
(a) (b)
................ 43,274 2,904,551
Equifax, Inc.
(b)
........................... 290,181 71,758,859
Security Shares Value
a
Professional Services (continued)
FTI Consulting, Inc.
(a)
...................... 21,020 $ 4,186,133
Genpact Ltd. ............................ 152,251 5,284,632
KBR, Inc. .............................. 167,927 9,304,835
Paychex, Inc. ........................... 1,109,030 132,096,563
Paycom Software, Inc. ..................... 176,964 36,581,998
Paycor HCM, Inc.
(a) (b)
...................... 101,350 2,188,147
Paylocity Holding Corp.
(a) (b)
.................. 143,370 23,634,545
Verisk Analytics, Inc. ....................... 491,060 117,294,592
816,317,097
a
Real Estate Management & Development  —  0 .1%
CoStar Group, Inc.
(a) (b)
...................... 598,459 52,299,332
a
Residential REITs  —  0 .0%
Equity LifeStyle Properties, Inc. ............... 198,455 13,999,016
Sun Communities, Inc. ..................... 91,429 12,219,486
UDR, Inc. .............................. 62,769 2,403,425
28,621,927
a
Retail REITs  —  0 .0%
Simon Property Group, Inc. .................. 243,155 34,683,629
a
Semiconductors & Semiconductor Equipment  —  10 .1%
Advanced Micro Devices, Inc.
(a)
............... 3,140,536 462,946,412
Allegro MicroSystems, Inc.
(a)
................. 256,625 7,768,039
Applied Materials, Inc. ..................... 2,431,172 394,020,046
Broadcom, Inc. .......................... 1,484,530 1,657,106,613
Enphase Energy, Inc.
(a) (b)
.................... 457,907 60,507,831
Entegris, Inc.
(b)
.......................... 26,512 3,176,668
KLA Corp. .............................. 472,336 274,568,917
Lam Research Corp. ...................... 429,140 336,128,196
Lattice Semiconductor Corp.
(a) (b)
............... 467,359 32,243,097
Microchip Technology, Inc. ................... 1,319,876 119,026,418
Monolithic Power Systems, Inc. ............... 158,122 99,740,195
NVIDIA Corp. ........................... 8,182,087 4,051,933,124
QUALCOMM, Inc. ........................ 3,349,800 484,481,574
Teradyne, Inc.
(b)
.......................... 445,238 48,317,228
Texas Instruments, Inc. ..................... 1,275,283 217,384,740
Universal Display Corp. .................... 71,967 13,764,408
8,263,113,506
a
Software  —  18 .8%
Adobe, Inc.
(a)
............................ 1,577,773 941,299,372
Alteryx, Inc. , Class A
(a)
..................... 208,947 9,853,941
ANSYS, Inc.
(a)
........................... 246,398 89,412,906
AppLovin Corp. , Class A
(a)
................... 184,394 7,348,101
Atlassian Corp. , Class A
(a) (b)
.................. 533,494 126,896,883
Autodesk, Inc.
(a) (b)
......................... 739,699 180,101,913
Bentley Systems, Inc. , Class B
(b)
............... 620,260 32,365,167
Cadence Design Systems, Inc.
(a)
.............. 930,672 253,487,133
Confluent, Inc. , Class A
(a) (b)
.................. 631,356 14,773,730
Crowdstrike Holdings, Inc. , Class A
(a)
............ 734,595 187,556,795
Datadog, Inc. , Class A
(a) (b)
................... 939,743 114,066,005
DocuSign, Inc.
(a)
......................... 695,204 41,329,878
DoubleVerify Holdings, Inc.
(a) (b)
................ 470,768 17,314,847
Dropbox, Inc. , Class A
(a) (b)
................... 791,528 23,334,245
Dynatrace, Inc.
(a)
......................... 827,142 45,236,396
Elastic NV
(a)
............................ 272,838 30,748,843
Fair Isaac Corp.
(a)
......................... 83,368 97,041,186
Five9, Inc.
(a) (b)
........................... 245,302 19,302,814
Fortinet, Inc.
(a)
........................... 2,260,667 132,316,840
Gen Digital, Inc. .......................... 294,937 6,730,462
Gitlab, Inc. , Class A
(a)
...................... 300,205 18,900,907
HashiCorp, Inc. , Class A
(a) (b)
.................. 227,551 5,379,306
HubSpot, Inc.
(a) (b)
......................... 157,136 91,223,733

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Informatica, Inc. , Class A
(a) (b)
................. 10,783 $ 306,129
Intuit, Inc. .............................. 940,653 587,936,345
Manhattan Associates, Inc.
(a)
................. 212,165 45,683,368
Microsoft Corp. .......................... 25,627,212 9,636,856,801
nCino, Inc.
(a) (b)
........................... 21,191 712,653
Nutanix, Inc. , Class A
(a) (b)
.................... 203,113 9,686,459
Oracle Corp. ............................ 2,183,418 230,197,760
Palantir Technologies, Inc. , Class A
(a)
........... 6,555,046 112,550,140
Palo Alto Networks, Inc.
(a) (b)
.................. 1,037,723 306,003,758
Pegasystems, Inc. ........................ 143,354 7,004,276
Procore Technologies, Inc.
(a) (b)
................ 271,387 18,785,408
PTC, Inc.
(a)
............................. 206,142 36,066,604
RingCentral, Inc. , Class A
(a) (b)
................. 291,551 9,898,156
Salesforce, Inc.
(a)
......................... 2,457,488 646,663,392
SentinelOne, Inc. , Class A
(a)
.................. 105,619 2,898,185
ServiceNow, Inc.
(a)
........................ 701,054 495,287,641
Smartsheet, Inc. , Class A
(a) (b)
................. 440,007 21,041,135
Splunk, Inc.
(a)
........................... 535,131 81,527,208
Synopsys, Inc.
(a)
......................... 522,998 269,296,900
Teradata Corp.
(a)
......................... 346,471 15,074,953
Tyler Technologies, Inc.
(a)
................... 108,394 45,321,699
UiPath, Inc. , Class A
(a) (b)
.................... 1,003,870 24,936,131
Unity Software, Inc.
(a) (b)
..................... 394,617 16,135,889
Workday, Inc. , Class A
(a)
.................... 690,901 190,730,130
Zscaler, Inc.
(a) (b)
.......................... 304,491 67,463,026
15,364,085,549
a
Specialized REITs  —  0 .8%
American Tower Corp. ..................... 1,602,956 346,046,141
Crown Castle, Inc. ........................ 156,574 18,035,759
Equinix, Inc. ............................ 161,345 129,945,650
Iron Mountain, Inc. ........................ 492,731 34,481,315
Lamar Advertising Co. , Class A ............... 230,605 24,508,699
Public Storage ........................... 313,336 95,567,480
SBA Communications Corp. , Class A ............ 37,043 9,397,439
657,982,483
a
Specialty Retail  —  3 .3%
AutoZone, Inc.
(a) (b)
........................ 50,576 130,769,811
Best Buy Co., Inc. ........................ 91,106 7,131,778
Burlington Stores, Inc.
(a)
.................... 221,956 43,166,003
CarMax, Inc.
(a) (b)
.......................... 30,257 2,321,922
Dick's Sporting Goods, Inc. .................. 15,208 2,234,816
Five Below, Inc.
(a) (b)
........................ 188,250 40,127,370
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 357,392 39,870,652
Home Depot, Inc. (The) .................... 3,443,918 1,193,489,783
Lowe's Companies, Inc. .................... 1,457,630 324,395,556
Murphy USA, Inc.
(b)
....................... 63,875 22,775,270
O'Reilly Automotive, Inc.
(a)
................... 172,561 163,946,755
RH
(a) (b)
................................ 9,802 2,857,087
Ross Stores, Inc. ......................... 1,078,390 149,238,392
TJX Companies, Inc. (The) .................. 3,965,725 372,024,662
Tractor Supply Co. ........................ 376,865 81,037,281
Ulta Beauty, Inc.
(a)
........................ 169,160 82,886,708
Valvoline, Inc.
(a) (b)
......................... 146,893 5,520,239
Victoria's Secret & Co.
(a) (b)
................... 118,964 3,157,305
Wayfair, Inc. , Class A
(a) (b)
.................... 98,175 6,057,397
Williams-Sonoma, Inc. ..................... 28,620 5,774,944
2,678,783,731
a
Technology Hardware, Storage & Peripherals  —  12 .1%
Apple, Inc. ............................. 50,779,115 9,776,503,011
HP, Inc. ............................... 601,745 18,106,507
NetApp, Inc. ............................ 288,901 25,469,512
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc. , Class A
(a) (b)
................ 766,121 $ 27,319,875
9,847,398,905
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Birkenstock Holding PLC
(a) (b)
................. 29,251 1,425,401
Crocs, Inc.
(a) (b)
........................... 209,356 19,555,944
Deckers Outdoor Corp.
(a)
.................... 90,180 60,279,017
Lululemon Athletica, Inc.
(a)
................... 382,971 195,809,243
Nike, Inc. , Class B ........................ 2,182,443 236,947,837
Skechers USA, Inc. , Class A
(a)
................ 33,248 2,072,680
Tapestry, Inc. ............................ 51,614 1,899,911
517,990,033
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 1,471,851 95,331,789
Ferguson PLC ........................... 38,020 7,340,521
SiteOne Landscape Supply, Inc.
(a) (b)
............. 48,812 7,931,950
United Rentals, Inc. ....................... 48,419 27,764,423
Watsco, Inc. ............................ 28,162 12,066,572
WW Grainger, Inc. ........................ 151,985 125,948,450
276,383,705
a
Total Long-Term Investments — 99.9%
(Cost: $ 56,858,566,287 ) .............................. 81,630,766,621
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 639,304,315 639,687,898
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 48,474,531 48,474,531
a
Total Short-Term Securities — 0.8%
(Cost: $ 687,445,433 ) ................................ 688,162,429
Total Investments — 100.7%
(Cost: $ 57,546,011,720 ) .............................. 82,318,929,050
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (593,487,415)
Net Assets — 100.0% ................................. $ 81,725,441,635
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 Growth ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,194,613,409  $ —  $ (555,246,200)
(a)
$ 289,091  $ 31,598  $ 639,687,898  639,304,315  $ 2,795,168
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 90,622,505  —  (42,147,974)
(a)
—  —  48,474,531  48,474,531  4,239,125  —
$ 289,091  $ 31,598
$ 688,162,429
$ 7,034,293  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index .......................................................... 542  03/15/24 $ 83,723  $ 1,845,514

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 81,630,766,621  $ —  $ —  $ 81,630,766,621
Short-Term Securities
Money Market Funds ...................................... 688,162,429  —  —  688,162,429
$ 82,318,929,050  $ —  $ —  $ 82,318,929,050
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,845,514  $ —  $ —  $ 1,845,514
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)